Trade and other receivables - Credit Risk Exposure (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) customer	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Trade and other receivables
Financial assets	£ 4,258	£ 2,727
Number of customers exceeding 10% of entity's revenue | customer	0
Expected credit loss allowance	£ (4,258)	(2,727)
Third party receivables and other receivable balances with GSK Group companies
Trade and other receivables
Financial assets	189	230
Expected credit loss allowance	(189)	(230)
Cost | Trade receivables
Trade and other receivables
Financial assets	1,624	1,381
Expected credit loss allowance	(1,624)	(1,381)
Impairment | Trade receivables
Trade and other receivables
Financial assets	(36)	(29)	£ (41)
Expected credit loss allowance	36	29	£ 41
Impairment | Third party receivables and other receivable balances with GSK Group companies
Trade and other receivables
Financial assets	0
Expected credit loss allowance	0
Current Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	1,406	1,210
Expected credit loss allowance	(1,406)	(1,210)
Current Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(4)	(5)
Expected credit loss allowance	4	5
0-30 days Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	113	102
Expected credit loss allowance	(113)	(102)
0-30 days Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(1)	(1)
Expected credit loss allowance	1	1
31-90 days Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	36	25
Expected credit loss allowance	(36)	(25)
31-90 days Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(3)	(1)
Expected credit loss allowance	3	1
91-180 days Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	26	12
Expected credit loss allowance	(26)	(12)
91-180 days Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(2)	(2)
Expected credit loss allowance	2	2
181 days - 1 year Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	18	15
Expected credit loss allowance	(18)	(15)
181 days - 1 year Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(4)	(4)
Expected credit loss allowance	4	4
Greater than 1 year Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	25	17
Expected credit loss allowance	(25)	(17)
Greater than 1 year Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(22)	(16)
Expected credit loss allowance	£ 22	£ 16